Transactions with Directors and Other Key Management Personnel - Summary of Transactions with Directors, Other Key Management Personnel (Details) - Key Management Personnel £ in Thousands	12 Months Ended
	Dec. 31, 2021 GBP (£) deposits loans	Dec. 31, 2020 GBP (£) loans deposits
Disclosure Of Directors And Key Management Remuneration [Line Items]
Number of secured loans, unsecured loans and overdrafts, beginning balance | loans	12	18
Number of secured loans, unsecured loans and overdrafts, net movements | loans	(6)	(6)
Number of secured loans, unsecured loans and overdrafts, ending balance | loans	6	12
Beginning balance	£ 3,640	£ 4,920
Net movements	(3,280)	(1,280)
Ending balance	£ 360	£ 3,640
Number of deposit, bank and instant access accounts and investments, beginning balance | deposits	23	32
Number of deposit, bank and instant access accounts and investments, net movements | deposits	(2)	(9)
Number of deposit, bank and instant access accounts and investments, ending balance | deposits	21	23
Beginning balance	£ 8,195	£ 11,975
Net movements	(1,643)	(3,780)
Ending balance	£ 6,552	£ 8,195